UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10345

        Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 155.8% (99.8% of Total Investments)
	Alabama – 1.7% (1.1% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$3,372,242
	2008, 5.000%, 11/15/36 (UB)
5,655	Alabama State Port Authority, Revenue Bonds, State Docks Department Facilities, Series 2001,	10/11 at 100.00	AA (4)	6,072,735
	5.250%, 10/01/26 (Pre-refunded 10/01/11) – AMBAC Insured (Alternative Minimum Tax)

9,155	Total Alabama			9,444,977

	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	708,610
	Series 2006A, 5.000%, 6/01/46

	Arizona – 0.3% (0.2% of Total Investments)
2,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA–	1,837,286
	5.000%, 12/01/37

	Arkansas – 0.7% (0.4% of Total Investments)
	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks
	Regional Medical Center, Series 2001A:
1,805	5.500%, 11/01/13	11/11 at 101.00	Baa3	1,857,110
1,900	5.500%, 11/01/14	11/11 at 101.00	Baa3	1,945,296

3,705	Total Arkansas			3,802,406

	California – 14.6% (9.4% of Total Investments)
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
855	5.000%, 3/01/28	3/13 at 100.00	A	819,919
140	5.000%, 3/01/33	3/13 at 100.00	A	130,620
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	2,728,175
	5.000%, 11/15/42 (UB)
10,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay	1/28 at 100.00	AAA	10,676,100
	Area Toll Bridge, Series 2003A. 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC Insured (UB)
5,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	5,020,350
	LLC, Series 2001A, 5.550%, 8/01/31
3,750	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	3,162,525
	Option Bond Trust 2708, 13.370%, 11/15/48 (IF)
18,850	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – MBIA	12/08 at 100.00	AA	18,850,565
	Insured (Alternative Minimum Tax) (5)
11,865	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	8,758,980
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
13,955	5.750%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	14,340,995
5,000	5.375%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	4,928,600
1,500	5.250%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	1,454,220
10,000	5.500%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	9,831,500
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA	1,947,900
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	920,130
	2006C, 0.000%, 9/01/30 – MBIA Insured

96,815	Total California			83,570,579

	Colorado – 6.6% (4.3% of Total Investments)
2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General	12/12 at 100.00	N/R	2,289,555
	Obligation Bonds, Series 2002, 7.375%, 12/01/32
1,575	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle	3/13 at 100.00	N/R (4)	1,830,245
	Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)
3,160	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	3/10 at 102.00	N/R (4)	3,461,559
	Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32 (Pre-refunded 3/01/10)
1,775	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/11 at 100.00	Ba1 (4)	1,986,633
	Weld County School District 6 – Frontier Academy, Series 2001, 7.375%, 6/01/31
	(Pre-refunded 6/01/11)
3,465	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	3,045,111
	Academy, Series 2006, 5.400%, 5/01/26
3,380	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1,	10/11 at 100.00	AAA	3,195,756
	5.500%, 4/01/31 (Alternative Minimum Tax)
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	A	4,618,650
	Series 2007, 5.600%, 12/01/34 – RAAI Insured
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	2,009,120
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,313,764
3,300	5.000%, 11/15/24 – FGIC Insured (UB)	11/16 at 100.00	A+	3,245,649
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,231,784
2,000	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	A	1,745,300
	2007, 5.250%, 12/01/36 – RAAI Insured
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,049,120
	8.000%, 12/01/25

38,605	Total Colorado			38,022,246

	Delaware – 0.3% (0.2% of Total Investments)
1,595	Delaware Housing Authority, Multifamily Mortgage Revenue Bonds, Series 2001A, 5.400%, 7/01/24	7/12 at 100.00	Aa3	1,637,491

	District of Columbia – 0.8% (0.5% of Total Investments)
1,375	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	10/09 at 101.00	AA	1,410,599
	10/01/29 – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	Aa3	963,523
	Revenue Bonds, Series 2007, Residuals 1606, 8.249%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington DC Convention Center Authority, Dedicated Tax Revenue Bonds, Residual Series	10/16 at 100.00	Aa3	2,407,003
	1730,1731, 1736, 5.609%, 10/01/30 – AMBAC Insured (IF)

6,045	Total District of Columbia			4,781,125

	Florida – 2.3% (1.5% of Total Investments)
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – FSA Insured	12/11 at 100.00	AAA	1,021,948
2,195	5.450%, 12/01/41 – FSA Insured	12/11 at 100.00	AAA	1,989,592
4,175	Pace Property Finance Authority Inc., Florida, Utility System Improvement and Revenue	9/08 at 101.00	AA	4,266,808
	Refunding Bonds, Series 1997, 5.250%, 9/01/17 – AMBAC Insured
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,124,863
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	995,280
	6.650%, 5/01/40

13,930	Total Florida			13,398,491

	Georgia – 2.4% (1.6% of Total Investments)
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	1/10 at 101.00	A+	4,816,100
	(Alternative Minimum Tax)
2,700	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001, 7.900%,	12/11 at 101.00	AAA	3,162,051
	12/01/24 (Pre-refunded 12/01/11)
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	1,532,720
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
3,740	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (4)	3,984,035
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
500	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	425,175
	Military Academy Project, Series 2007, 5.125%, 3/01/37

13,940	Total Georgia			13,920,081

	Illinois – 19.7% (12.6% of Total Investments)
16,000	Chicago Greater Metropolitan Water Area Sanitary District, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	17,682,080
	2006, 5.000%, 12/01/35 (UB)
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – FSA Insured	1/11 at 101.00	AAA	8,444,513
	(Alternative Minimum Tax)
1,750	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	1/09 at 101.50	AAA	1,765,452
4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AA	4,697,253
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
5,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	1/11 at 100.00	AA (4)	5,330,750
	1/01/26 (Pre-refunded 1/01/11) – AMBAC Insured
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	AA	2,431,810
	1/01/16 – MBIA Insured
10,000	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.000%, 11/01/26	11/11 at 100.00	AA (4)	10,704,500
	(Pre-refunded 11/01/11) – AMBAC Insured
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,573,009
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	Aa3	2,406,837
	Kankakee County, Series 2005B, 5.000%, 12/01/24 – AMBAC Insured
2,385	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	A–	2,206,674
	5.500%, 8/01/37
1,130	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa3	1,143,029
	6.500%, 5/15/30
9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc.,	12/11 at 101.00	BBB	8,875,530
	Series 2001, 5.875%, 12/01/31
15,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa2 (4)	16,354,200
	2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005,	No Opt. Call	Aa3	2,441,800
	0.000%, 2/01/22 – AMBAC Insured
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	7,067,480
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
16,900	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	17,154,176
	Project, Series 1999A, 5.250%, 12/15/28 – FGIC Insured
2,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,163,820
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured

110,790	Total Illinois			112,442,913

	Indiana – 6.0% (3.9% of Total Investments)
	Clark-Pleasant Community School Building Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
1,255	5.000%, 7/15/21 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AA (4)	1,342,837
1,000	5.000%, 1/15/26 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AA (4)	1,069,990
	Evansville Vanderburgh Public Library Lease Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
2,000	5.750%, 7/15/18 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	AA (4)	2,189,000
2,750	5.125%, 1/15/24 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	AA (4)	2,953,720
1,250	Hamilton Southeastern Cumberland Campus School Building Corporation, Indiana, First Mortgage	1/12 at 100.00	AA (4)	1,342,600
	Bonds, Series 2001, 5.125%, 1/15/23 (Pre-refunded 1/15/12) – AMBAC Insured
9,500	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AA	9,776,545
	5.500%, 2/01/26 – MBIA Insured
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,258,933
	2005B, 5.000%, 6/01/24
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AA	2,646,000
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
3,500	University of Southern Indiana, Student Fee Bonds, Series 2001H, 5.000%, 10/01/21 –	10/11 at 100.00	Aa3	3,520,930
	AMBAC Insured
	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,143,150
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,136,775
1,090	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.500%,	1/13 at 101.00	AA (4)	1,209,595
	7/15/22 (Pre-refunded 1/15/13) – AMBAC Insured

34,375	Total Indiana			34,590,075

	Iowa – 6.3% (4.0% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Great River Medical Center, Series 2001,	5/11 at 100.00	Aaa	2,011,160
	5.250%, 5/15/31 – FSA Insured
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
28,000	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	29,877,680
3,950	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	4,272,636

33,950	Total Iowa			36,161,476

	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement,
	Series 2007B:
1,000	5.125%, 5/15/37	5/14 at 103.00	N/R	785,330
1,000	5.125%, 5/15/42	5/14 at 103.00	N/R	772,870

2,000	Total Kansas			1,558,200

	Kentucky – 3.3% (2.1% of Total Investments)
18,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AA	18,802,475
	System Revenue Bonds, Series 2001A, 5.125%, 5/15/27 – MBIA Insured

	Louisiana – 4.3% (2.7% of Total Investments)
3,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	2,927,640
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	3,473,486
	Series 2007A, 5.500%, 5/15/47
19,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	17,926,658
	Series 2001B, 5.875%, 5/15/39

26,590	Total Louisiana			24,327,784

	Maine – 1.1% (0.7% of Total Investments)
	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2001B:
4,610	5.400%, 11/15/21 (Alternative Minimum Tax)	11/10 at 100.00	AA+	4,610,599
1,610	5.500%, 11/15/32 (Alternative Minimum Tax)	11/10 at 100.00	AA+	1,628,145

6,220	Total Maine			6,238,744

	Maryland – 2.5% (1.6% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	775,100
	5.250%, 4/01/37
1,570	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	7/11 at 100.00	Aa2	1,551,097
	Revenue Bonds, Series 2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,492,420
	Center, Series 2006A, 5.000%, 12/01/31
10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/08 at 100.00	N/R	10,281,258
	7.400%, 9/01/19 (Alternative Minimum Tax)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	BBB+	460,533
	Retirement Community, Series 2007, 4.750%, 7/01/34

15,725	Total Maryland			14,560,408

	Massachusetts – 1.3% (0.8% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BB–	1,198,464
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	888,550
	Project, Series 2005D, 5.250%, 7/01/30
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	AA	4,645,000
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
870	Massachusetts Water Resources Authority, General Revenue Bonds, Tender Option Bond Trust 2848,	2/17 at 100.00	AAA	509,298
	9.722%, 8/01/46 – FSA Insured (IF)

8,245	Total Massachusetts			7,241,312

	Michigan – 10.0% (6.4% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	17,481,975
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – FSA Insured (UB)
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	1,419,840
	Obligated Group, Series 2007A, 5.000%, 8/15/38
11,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	11,911,570
	5.500%, 1/15/31 (Pre-refunded 7/15/11)
1,235	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	A+	1,308,445
	5.500%, 10/15/18
1,355	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	Ba3	1,192,183
	Obligated Group, Series 1998A, 5.250%, 8/15/23
3,485	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AA (4)	3,763,033
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – MBIA Insured (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated
	Group, Series 2001:
1,400	5.500%, 11/15/21 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	1,524,460
2,500	5.625%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	2,731,975
3,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	3,424,295
	2008, 5.000%, 12/01/31 (UB)
12,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AA	12,665,406
	Hospital, Series 2001M, 5.250%, 11/15/31 – MBIA Insured

54,115	Total Michigan			57,423,182

	Minnesota – 0.6% (0.4% of Total Investments)
2,290	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing	10/11 at 105.00	Aaa	2,259,772
	Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,114,369
	Project, Series 2007-1, 5.000%, 8/01/36

3,665	Total Minnesota			3,374,141

	Mississippi – 0.9% (0.6% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	5/09 at 103.00	AAA	2,148,880
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,951,070
	Healthcare, Series 2008, 5.000%, 9/01/24 (UB)

5,155	Total Mississippi			5,099,950

	Missouri – 3.0% (1.9% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,246,367
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	791,690
	Medical Center, Series 2007, 5.000%, 12/01/32
1,825	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	2,036,499
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
	Missouri Development Finance Board, Cultural Facilities Revenue Bonds, Nelson Gallery
	Foundation, Series 2001A:
3,335	5.250%, 12/01/19 – MBIA Insured	12/11 at 100.00	AA	3,499,282
3,510	5.250%, 12/01/20 – MBIA Insured	12/11 at 100.00	AA	3,668,301
3,695	5.250%, 12/01/21 – MBIA Insured	12/11 at 100.00	AA	3,837,812
2,040	5.250%, 12/01/22 – MBIA Insured	12/11 at 100.00	AA	2,116,847

16,900	Total Missouri			17,196,798

	Montana – 0.8% (0.5% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	BB–	4,715,450
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nebraska – 1.1% (0.7% of Total Investments)
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2001D:
2,245	5.250%, 9/01/21 (Alternative Minimum Tax)	9/11 at 100.00	AAA	2,268,168
3,015	5.375%, 9/01/32 (Alternative Minimum Tax)	9/11 at 100.00	AAA	3,047,924
1,125	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	1,065,037
	City 2, Series 2006A, Residuals 1508-2, 12.189%, 2/01/49 – BHAC Insured (IF)

6,385	Total Nebraska			6,381,129

	Nevada – 1.3% (0.8% of Total Investments)
2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AA	1,326,860
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	1,152,640
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40
200	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1998A-1, 5.300%, 4/01/18	10/08 at 101.50	Aaa	201,910
	(Alternative Minimum Tax)
4,290	University of Nevada, Revenue Bonds, Community College System, Series 2001A, 5.250%, 7/01/26	1/12 at 100.00	AA– (4)	4,622,089
	(Pre-refunded 1/01/12) – FGIC Insured

10,490	Total Nevada			7,303,499

	New Hampshire – 0.4% (0.2% of Total Investments)
2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital, Series	10/11 at 101.00	A3	2,108,360
	2001, 5.500%, 10/01/21 – FSA Insured

	New Jersey – 3.9% (2.5% of Total Investments)
10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/12 at 101.00	Aa3	9,106,400
	Company, Series 2002A, 5.250%, 11/01/32 – AMBAC Insured (Alternative Minimum Tax)
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	304,024
	Series 2003, 5.500%, 7/01/33 (WI/DD, Settling 8/01/08)
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AA	4,455,619
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA	6,849,000
	0.000%, 12/15/28 – AMBAC Insured
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,434,180
	Series 2007-1A, 4.750%, 6/01/34

36,500	Total New Jersey			22,149,223

	New York – 3.8% (2.4% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	773,262
	Schools, Series 2007A, 5.000%, 4/01/32
1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing	10/11 at 101.00	AAA	1,798,904
	Inc., Series 2001, 5.300%, 4/20/31
220	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AA	135,876
	5.121%, 2/15/47 – MBIA Insured (IF)
4,360	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AA	3,804,187
	4.500%, 2/15/47 – MBIA Insured (UB)
4,155	Monroe County Airport Authority, New York, Revenue Refunding Bonds, Greater Rochester	No Opt. Call	AA	4,348,914
	International Airport, Series 1999, 5.750%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)
7,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	5,957,210
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,715	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	8/12 at 100.00	AA	1,835,067
	MBIA Insured
785	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20	8/12 at 100.00	Aa3 (4)	868,210
	(Pre-refunded 8/01/12) – MBIA Insured
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	2,078,940
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

22,915	Total New York			21,600,570

	North Carolina – 1.0% (0.7% of Total Investments)
1,285	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	986,469
	Bonds, Series 2008, Trust 1149, 12.043%, 1/15/47 – AGC Insured (IF)
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,176,180
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	1,872,797
	Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)
1,800	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	No Opt. Call	A2	1,923,282
	5.500%, 1/01/13

6,035	Total North Carolina			5,958,728

	Ohio – 3.2% (2.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,435	5.125%, 6/01/24	6/17 at 100.00	BBB	3,062,440
710	5.875%, 6/01/30	6/17 at 100.00	BBB	614,122
685	5.750%, 6/01/34	6/17 at 100.00	BBB	567,084
1,570	5.875%, 6/01/47	6/17 at 100.00	BBB	1,275,531
1,715	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/08 at 101.50	Aaa	1,717,161
	Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)
7,200	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	7,211,880
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
	Portage County, Ohio, General Obligation Bonds, Series 2001:
1,870	5.000%, 12/01/21 – FGIC Insured	12/11 at 100.00	AA	1,907,512
1,775	5.000%, 12/01/23 – FGIC Insured	12/11 at 100.00	AA	1,804,820

18,960	Total Ohio			18,160,550

	Oklahoma – 2.5% (1.6% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,930	5.000%, 2/15/37	2/17 at 100.00	AA–	4,720,524
955	5.000%, 2/15/42	2/17 at 100.00	AA–	903,134
2,500	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,	8/09 at 101.00	AAA	2,616,450
	Series 1999A, 5.625%, 8/15/29 (Pre-refunded 8/15/09)
40	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	27,492
	System, Series 2006, Trust 3500, 12.105%, 12/15/36 (IF)
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	5,812,138
	System, Series 2006, 5.000%, 12/15/36 (UB)

14,730	Total Oklahoma			14,079,738

	Oregon – 2.6% (1.6% of Total Investments)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds,	11/11 at 101.00	AA	4,791,697
	PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured
10,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series	7/10 at 100.00	Aaa	9,829,600
	2000A, 6.050%, 7/01/42 (Alternative Minimum Tax)

14,700	Total Oregon			14,621,297

	Pennsylvania – 2.1% (1.4% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
2,000	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	2,335,920
2,000	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	2,335,920
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	405,550
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/09 at 100.00	B+	3,499,545
	Bonds, Northampton Generating Project, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa3 (4)	3,531,974
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured

11,205	Total Pennsylvania			12,108,909

	Puerto Rico – 0.4% (0.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	A+	2,473,925
	5.250%, 8/01/57

	South Carolina – 1.3% (0.8% of Total Investments)
6,850	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2001A, 5.500%,	10/11 at 100.00	Aa3 (4)	7,427,044
	10/01/22 (Pre-refunded 10/01/11) – AMBAC Insured

	Tennessee – 1.9% (1.2% of Total Investments)
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	445,611
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
5,210	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	5,480,503
	5.500%, 3/01/14 – FSA Insured (Alternative Minimum Tax)
275	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	244,090
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37	11/17 at 100.00	N/R	728,736
2,800	5.500%, 11/01/46	11/17 at 100.00	N/R	2,490,460
745	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.350%,	1/09 at 101.00	AA	730,718
	7/01/23 (Alternative Minimum Tax)
760	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2001-3A, 5.200%,	7/11 at 100.00	AA	744,496
	7/01/22 (Alternative Minimum Tax)

14,270	Total Tennessee			10,864,614

	Texas – 18.2% (11.7% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,924,471
	4.250%, 8/15/36 (UB)
1,125	Brushy Creek Municipal Utility District, Williamson County, Texas, Combination Unlimited Tax	6/09 at 100.00	Aaa	1,129,061
	and Revenue Refunding Bonds, Series 2001, 5.125%, 6/01/26 – FSA Insured
	Collins and Denton Counties, Frisco, Texas, General Obligation Bonds, Series 2001:
1,910	5.000%, 2/15/20 – FGIC Insured	2/11 at 100.00	AA	1,939,280
2,005	5.000%, 2/15/21 – FGIC Insured	2/11 at 100.00	AA	2,031,406
3,850	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	3,607,527
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,040,100
	7.000%, 9/01/25
4,040	Harris County, Texas, Tax and Revenue Certificates of Obligation, Series 2001, 5.000%, 8/15/27	8/11 at 100.00	AAA	4,078,420
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AA (4)	6,711,960
	5.500%, 12/01/29 – MBIA Insured (ETM)
7,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.250%, 7/01/14 –	1/09 at 100.50	A+	7,020,790
	FGIC Insured (Alternative Minimum Tax)
	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A:
2,525	5.500%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A+	2,583,580
2,905	5.500%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A+	2,955,431
4,735	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	3,688,376
	2007, Residuals 07-1001, 9.205%, 8/01/43 (IF)
	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001:
8,500	5.400%, 8/15/31 – AMBAC Insured	8/11 at 100.00	AA	8,580,240
8,500	5.500%, 8/15/41 – AMBAC Insured	8/11 at 100.00	AA	8,573,270
10,700	Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds,	8/11 at 100.00	AAA	10,836,639
	Series 2001, 5.000%, 8/01/25
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	Aaa	2,265,700
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
3,150	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	3,041,609
	5.750%, 1/01/38
3,045	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,	10/11 at 100.00	AAA	3,058,063
	Series 2001B, 5.500%, 10/01/17 – FGIC Insured (Alternative Minimum Tax)
7,700	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	Aa3	7,335,174
	Series 2007A, 5.000%, 2/15/36 (UB)
10,485	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	10,712,420
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/37	8/15 at 31.98	AAA	1,756,226
9,110	0.000%, 8/15/40	8/15 at 27.11	AAA	1,460,060
7,110	0.000%, 8/15/44	8/15 at 21.88	AAA	897,851

126,450	Total Texas			104,227,654

	Utah – 0.6% (0.4% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
1,165	5.200%, 1/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA–	1,192,774
295	5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	304,236
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
1,600	4.950%, 7/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA–	1,628,304
400	5.300%, 7/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	408,444

3,460	Total Utah			3,533,758

	Virginia – 1.1% (0.7% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	860,370
	Village, Series 2005, 5.375%, 12/01/28
7,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 77.58	AAA	5,425,980
	Road, Series 1998B, 0.000%, 8/15/13 (Pre-refunded 8/15/08)

8,000	Total Virginia			6,286,350

	Washington – 15.9% (10.2% of Total Investments)
	Bellingham Housing Authority, Washington, Housing Revenue Bonds, Varsity Village Project,
	Series 2001A:
1,000	5.500%, 12/01/27 – MBIA Insured	12/11 at 100.00	A1	1,037,180
2,000	5.600%, 12/01/36 – MBIA Insured	12/11 at 100.00	A1	2,048,540
12,955	Port of Seattle, Washington, Passenger Facility Charge Revenue Bonds, Series 1998B, 5.300%,	12/08 at 101.00	AA	13,015,500
	12/01/16 – AMBAC Insured (Alternative Minimum Tax)
	Port of Seattle, Washington, Revenue Bonds, Series 2001B:
2,535	5.625%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	Aa2	2,546,661
16,000	5.100%, 4/01/24 – FGIC Insured (Alternative Minimum Tax)	10/08 at 100.00	Aa2	14,974,880
2,090	Public Utility District 1, Benton County, Washington, Electric Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	2,251,390
	2001A, 5.625%, 11/01/15 – FSA Insured
5,680	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	5,951,618
	2001, 5.500%, 3/01/18 – FSA Insured
4,530	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%, 12/01/21	12/11 at 100.00	AA (4)	4,884,880
	(Pre-refunded 12/01/11) – AMBAC Insured
3,720	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aa3 (4)	4,014,661
	Regional Medical Center, Series 2001, 5.375%, 10/01/18 (Pre-refunded 10/01/11) – AMBAC Insured
	Washington State Healthcare Facilities Authority, Revenue Bonds, Good Samaritan Hospital,
	Series 2001:
5,480	5.500%, 10/01/21 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	A (4)	5,984,927
25,435	5.625%, 10/01/31 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	A (4)	27,874,471
	Washington State Healthcare Facilities Authority, Revenue Bonds, Group Health Cooperative of
	Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	12/11 at 101.00	AAA	3,127,754
2,915	5.375%, 12/01/18 – AMBAC Insured	12/11 at 101.00	AAA	3,021,427

87,345	Total Washington			90,733,889

	Wisconsin – 4.6% (2.9% of Total Investments)
	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series 2001:
3,705	5.375%, 1/01/20 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	N/R (4)	4,006,809
1,850	5.000%, 1/01/21 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	N/R (4)	1,978,261
12,250	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/08 at 102.00	Aaa	12,549,023
	Series 1997B, 5.550%, 2/01/15 – AMBAC Insured
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	839,340
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	354,988
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
3,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA– (4)	3,972,587
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/12 at 100.00	BBB+	2,516,500
	Series 2001B, 6.000%, 2/15/25
50	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	42,535
	Services Inc., Series 2003A, 5.125%, 8/15/33

25,355	Total Wisconsin			26,260,043

$ 946,370	Total Long-Term Municipal Bonds (cost $896,524,695) – 155.8%			891,135,480

Shares	Description (1)			Value

	Investment Companies – 0.3% (0.2% of Total Investments)
29,113	BlackRock MuniHoldings Fund Inc.			$414,862
26,880	Dreyfus Strategic Municipal Fund			215,578
27,920	PIMCO Municipal Income Fund II			371,057
42,020	Van Kampen Investment Grade Municipal Trusst			573,993
19,260	Van Kampen Municipal Trust			285,433

	Total Investment Companies (cost $1,842,034)			1,860,923

	Total Investments (cost $898,366,729) – 156.1%			892,996,403

	Floating Rate Obligations – (12.2)%			(69,870,650)

	Other Assets Less Liabilities – 3.4%			19,608,986

	Preferred Shares, at Liquidation Value – (47.3)% (6)			(270,775,000)

	Net Assets Applicable to Common Shares – 100%			$571,959,739

Forward Swaps outstanding at July 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)

JP Morgan	$21,500,000	Pay	SIFM	4.383%	Quarterly	8/06/08	8/06/37	$1,690,798

SIFM - The daily arithmetic average of the weekly Securities Industry and Financial Markets (SIFM) Municipal Swap Index, previously referred to as the Bond Market
Association or BMA.

Futures Contracts outstanding at July 31, 2008:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	July 31, 2008	(Depreciation)

U.S. Treasury Bond	Long	158	9/08	$18,249,000	$416,745

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of investment, with an aggregate market value of $385,012, has been pledged to collateralize the net payment obligations under futures contracts.
(6)	Preferred Shares, at Liquidation Value as percentage of total investments is (30.3)%.
(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $828,020,556.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 25,088,924
Depreciation	(29,980,924)

Net unrealized appreciation (depreciation) of investments	$ (4,892,000)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008